Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Basic And Diluted Earnings Per Share

	For the Years Ended December 31,
	2013	2012
Net income	$1,986	$7,379
Preferred stock dividend	(84)	(89)
Net income available to common shareholders	$1,902	$7,290
Weighted average shares outstanding, basic (1)	10,491	10,448
Dilutive shares	51	1
Weighted average shares outstanding, diluted	10,542	10,449
Earnings per common share, basic	$0.18	$0.70
Earnings per common share, diluted	$0.18	$0.70
_______________________
(1) Includes vested restricted stock units.